Parent Entity Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Parent Entity Information (Unaudited) [Abstract]
Schedule of Comprehensive Income

Statement of Comprehensive Income

	Company
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Loss after income tax	(167,497)	(1,539,317)	(4,135,841)
Other comprehensive income	-	-	-
Total comprehensive loss	(167,497)	(1,539,317)	(4,135,841)

Schedule of Financial Position

Statement of Financial Position

	Company
	December 31, 2025	December 31, 2024
	US$	US$
Total non-current assets	1,500,101	1,500,102
Total current assets	36,996,376	51,932,966
Total assets	38,496,477	53,433,068
Total current liabilities	(1,310,140)	(15,578,891)
Total non-current liabilities	-	(518,343)
Total liabilities	(1,310,140)	(16,097,234)
Total assets less liabilities	37,186,337	37,335,834

Equity
Issued capital	68,862,716	68,844,716
Accumulated losses	(31,676,379)	(31,508,882)
Total equity	37,186,337	37,335,834